SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN - Schedule of Share Based Compensation Market Based Restricted Stock Units Award Activity (Details) - Market Based Performance Restricted Stock Units	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of Market-Based Restricted Stock Units
Outstanding at December 31, 2024 (in shares) | shares	0
Granted (in shares) | shares	3,000,000
Outstanding at December 31, 2025 (in shares) | shares	3,000,000
Weighted-Average Grant Date Fair Value
Outstanding as of December 31, 2024 (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	2.01
Outstanding as of December 31, 2025 (in dollars per share) | $ / shares	$ 2.01